Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Income Taxes [Line Items]
Income taxes provision (benefit)	$ (687,000)	$ (12,215,000)	$ 24,776,000
Effective income tax rate	(22.30%)	8.90%	52.90%
Untaxed foreign earnings	$ 0
Valuation allowance	42,503,000	$ 45,861,000
Unrecognized tax benefits, all of which, if recognized, would affect effective tax rate	4,376,000
Net interest and penalties (benefit) recognized in income tax expense	337,000	587,000	$ (2,860,000)
Net accrued interest and penalties included in unrecognized tax benefits	637,000	$ 974,000
Amount of unrecognized tax benefits reasonably possible	368,000
Additional income tax provision for nondeductible expenditures	170,000
State | Indefinite Life
Income Taxes [Line Items]
Tax credits	8,538,000
Subject To Utilization Limitations
Income Taxes [Line Items]
Net operating loss carryforwards	48,228,000
Subject To Utilization Limitations | State
Income Taxes [Line Items]
Net operating loss carryforwards	178,143,000
Subject To Utilization Limitations | Federal
Income Taxes [Line Items]
Net operating loss carryforwards	166,144,000
Net operating loss carryforwards, limitation on utilization	$ 6,653,000
Subject To Utilization Limitations | Federal | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2019
Subject To Utilization Limitations | Federal | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2024
Not Subject to Annual Limitation | State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 177,318,000
Not Subject to Annual Limitation | Federal
Income Taxes [Line Items]
Net operating loss carryforwards	$ 117,917,000